SHAREHOLDERS' EQUITY - Share-Based Compensation (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation
Share-based compensation expense	CAD 23,757	CAD 26,546	CAD 22,558
Deferred Share Unit
Share-based Compensation
Share-based compensation expense	997	3,114	874
Equity-settled Long-term Incentive Plans
Share-based Compensation
Share-based compensation expense	22,576	26,951	18,878
Stock Option Plan
Share-based Compensation
Share-based compensation expense		63	709
Equity Swaps
Share-based Compensation
Share-based compensation expense	CAD 184	CAD (3,582)	CAD 2,097